Note 2 - Loans and Allowance for Credit Losses - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans, gross	$ 3,167,762	$ 2,495,938
Net deferred loan fees	(14,153)	(12,024)
Total loans	3,153,609	2,483,914
Less: Allowance for credit losses	(39,813)	(39,632)	$ (38,539)	$ (28,726)
Net loans	3,113,796	2,444,282
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	854,970	689,579
Total loans	854,970
Less: Allowance for credit losses	(7,310)	(9,242)	(8,203)	(7,267)
Real Estate Portfolio Segment [Member] | Commercial and Multifamily [Member]
Loans, gross	1,064,297	908,673
Total loans	1,064,297
Less: Allowance for credit losses	(15,299)	(16,846)	(18,343)	(12,231)
Real Estate Portfolio Segment [Member] | Construction, Land Development and Farmland [Member]
Loans, gross	879,528	612,659
Total loans	879,528
Less: Allowance for credit losses	(13,305)	(9,757)	(8,090)	(6,184)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans, gross	151,032	92,229
Total loans	151,032
Less: Allowance for credit losses	(1,170)	(1,098)	(997)	(889)
Commercial, Industrial and Agricultural Portfolio [Member]
Loans, gross	124,603	118,155
Total loans	124,603
Less: Allowance for credit losses	(1,437)	(1,329)	(1,391)	(1,059)
Consumer Portfolio Segment [Member]
Loans, gross	93,332	74,643
Total loans	93,332
Less: Allowance for credit losses	$ (1,292)	$ (1,360)	$ (1,515)	$ (1,096)